Acquisitions - Impact to Historical Consolidated Statements of Income (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Prior Period Adjustments [Line Items]
Revenues	$ 823,265	[1]	$ 663,274	[1]	$ 619,764	[1]
Net income	188,346	[1]	157,197	[1]	126,495	[1]
Partnership Historical
Prior Period Adjustments [Line Items]
Revenues			503,322		490,546
Net income			137,073		118,166
Bison Assets
Prior Period Adjustments [Line Items]
Revenues			1,879
Net income			(3,194)		(657)
MGR Assets
Prior Period Adjustments [Line Items]
Revenues			158,135		129,218
Net income			23,318		8,986
Eliminations
Prior Period Adjustments [Line Items]
Revenues			$ (62)

[1]	Financial information for the year ended December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information for the years ended December 31, 2010 and 2009, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.